Note 13 - Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Twelve Months Ending September 30,	Amount

2015	$3,789,000
2016	3,044,000
2017	2,262,000
2018	1,941,000
2019	1,567,000
Thereafter	3,126,000
$15,729,000

Years Ending December 31,	Amount

2014	$3,903,000
2015	2,987,000
2016	2,364,000
2017	1,728,000
2018	1,486,000
Thereafter	3,060,000
$15,528,000

Other Commitments [Table Text Block]
Incentive Compensation Plan	$233,200
Management Employment agreements with bonus and severance commitment contingencies	600,000
Other employee severance commitment contingencies	120,000
Total	$953,200